Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,145,212	$ 5,809,202
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	77,931	4,093
Office building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,813,773
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 253,508	$ 5,805,109